Other income (expenses)	12 Months Ended
Dec. 31, 2020
Disclosure Of Other Income Expenses [Abstract]
Other income (expenses)
16	Other income (expenses)

	2020	2019
	$	$
Loss on sale of supplies and fixed assets	(124)	(162)
Exploration expenditure written off	(1,829)	-
Allowance for inventory obsolescence	(176)	(238)
Miscellaneous income (expense)	1,464	(310)
	(665)	(710)